J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund
JPMorgan India Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

J.P. MORGAN INTERNATIONAL FUNDS

JPMorgan International Currency Income Fund

(Class R5 Shares)
(Each a series of JPMorgan Trust I)

(Each a “Fund” and collectively the “Funds”)

Supplement dated June 14, 2010 to the Prospectuses
dated February 28, 2010, as supplemented

Effective immediately, Class R5 Shares of the Funds are no longer offered. All references to Class R5 Shares in the Prospectuses are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-LIQ-R5-610

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund
JPMorgan India Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

J.P. MORGAN INTERNATIONAL FUNDS

JPMorgan International Currency Income Fund

(Class R5 Shares)
(Each a series of JPMorgan Trust I)

(Each a “Fund” and collectively the “Funds”)

Supplement dated June 14, 2010 to the
Statements of Additional Information dated February 28, 2010, as supplemented

Effective immediately, Class R5 Shares of the Funds are no longer offered. All references to Class R5 Shares in the Statements of Additional Information are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-LIQ-R5-610